Shareholder Report, Average Annual Return (Details)		12 Months Ended	50 Months Ended		60 Months Ended	93 Months Ended		95 Months Ended	109 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [3]	Dec. 31, 2024 [7]	Dec. 31, 2024
The Investment Company of America - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	17.77%			12.85%					11.16%
The Investment Company of America - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	23.02%			13.34%					11.13%
The Investment Company of America - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class T (with sales charge)
Average Annual Return, Percent	[1]	22.13%			13.90%	12.84%	[2]
The Investment Company of America - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class F-1
Average Annual Return, Percent	[1]	24.88%			14.12%					11.74%
The Investment Company of America Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class F-2
Average Annual Return, Percent	[1]	25.19%			14.42%					12.04%
The Investment Company of America - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class F-3
Average Annual Return, Percent	[1]	25.34%			14.54%			13.22%
The Investment Company of America - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	20.55%			13.33%					11.35%
The Investment Company of America - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	22.97%			13.29%					11.33%
The Investment Company of America - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class 529-E
Average Annual Return, Percent	[1]	24.60%			13.87%					11.49%
The Investment Company of America - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	22.07%			13.83%	12.78%	[4]
The Investment Company of America - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class 529-F-1
Average Annual Return, Percent	[1]	25.11%			14.34%					11.97%
The Investment Company of America - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class 529-F-2
Average Annual Return, Percent	[1]	25.22%	17.50%	[5]
The Investment Company of America - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class 529-F-3
Average Annual Return, Percent	[1]	25.26%	17.55%	[6]
The Investment Company of America - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class R-1
Average Annual Return, Percent	[1]	23.98%			13.32%					10.94%
The Investment Company of America - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class R-2
Average Annual Return, Percent	[1]	23.99%			13.30%					10.94%
The Investment Company of America - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class R-2E
Average Annual Return, Percent	[1]	24.33%			13.63%					11.28%
The Investment Company of America - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class R-3
Average Annual Return, Percent	[1]	24.54%			13.81%					11.43%
The Investment Company of America - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class R-4
Average Annual Return, Percent	[1]	24.89%			14.14%					11.77%
The Investment Company of America - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class R-5E
Average Annual Return, Percent	[1]	25.16%			14.37%				13.06%
The Investment Company of America - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class R-5
Average Annual Return, Percent	[1]	25.29%			14.49%					12.10%
The Investment Company of America - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class R-6
Average Annual Return, Percent	[1]	25.33%			14.54%					12.16%
Without Sales Load [Member] | The Investment Company of America - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class A (without sales charge)
Average Annual Return, Percent	[1]	24.95%			14.19%					11.82%
Without Sales Load [Member] | The Investment Company of America - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class C (without sales charge)
Average Annual Return, Percent	[1]	24.02%			13.34%					11.13%
Without Sales Load [Member] | The Investment Company of America - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class T (without sales charge)
Average Annual Return, Percent	[1]	25.26%			14.47%	13.22%	[2]
Without Sales Load [Member] | The Investment Company of America - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	24.91%			14.14%					11.75%
Without Sales Load [Member] | The Investment Company of America - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	23.97%			13.29%					11.33%
Without Sales Load [Member] | The Investment Company of America - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Investment Company of America — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	25.19%			14.41%	13.15%	[4]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[8]	25.02%	16.89%	[5],[6]	14.53%	14.51%	[2],[4]	14.58%	14.05%	13.10%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.